Asset Held For Sale - Summary of Assets Held for Sale (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets held for sale [line items]
Assets held for sale	¥ 1,292
Owned aircraft [member]
Assets held for sale [line items]
Assets held for sale	¥ 1,292	¥ 0